Acquisitions, Acquisition of Serena Software Inc. (Details) £ in Millions, $ in Millions			1 Months Ended			12 Months Ended			18 Months Ended
		May 02, 2016 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 GBP (£)	Oct. 31, 2019 USD ($) Country	Apr. 30, 2017 USD ($) Country	Apr. 30, 2016 USD ($)	Oct. 31, 2018 USD ($) Country
Acquisition [Abstract]
Repayment of outstanding borrowings			$ 200.0			$ 212.6	$ 372.1		$ 252.9
Cash payment for acquisition						89.0	299.1		19.2
Net cash acquired						$ 1.2	$ 68.1		$ 321.7
Number of business operating countries | Country						48	40		49
Underwritten cost						$ 1.0
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill						6,671.3	$ 2,828.6		$ 6,805.0
Goodwill						26.8			4,863.9
Consideration						89.0			6,530.9
Consideration satisfied by [Abstract]
Cash						89.0			16.7
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets						0.9			(2,490.8)
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets						61.3			4,157.7
Revolving Credit Facility [Member]
Acquisition [Abstract]
Repayment of outstanding borrowings						$ 0.0			$ 215.0
Serena Software, Inc. [Member]
Acquisition [Abstract]
Repayment of outstanding borrowings		$ 316.7
Cash payment for acquisition		528.5
Net cash acquired		65.8
Acquisition costs		0.9						$ 0.5
Number of business operating countries | Country									10
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		0.0
Intangible assets - purchased		317.7
Intangible assets - other		0.1
Property, plant and equipment		1.9
Other non-current assets		0.2
Deferred tax asset		15.3
Trade and other receivables		27.4
Cash and cash equivalents		65.8
Trade and other payables		(27.7)
Current tax liabilities		(11.8)
Borrowings - short-term		(4.0)
Short-term provisions		(3.2)
Deferred income - short-term		(68.5)
Deferred income - long-term		(14.1)
Borrowings - long-term		(288.9)
Other non-current liabilities		(0.7)
Deferred tax liabilities		(111.6)
Net (liabilities)/assets		(102.1)
Goodwill		379.7
Consideration		277.6
Consideration satisfied by [Abstract]
Cash		277.6
Serena Software, Inc. [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		462.4
Intangible assets - purchased		0.0
Intangible assets - other	[1]	0.1
Property, plant and equipment		1.9
Other non-current assets		0.2
Deferred tax asset		15.3
Trade and other receivables		27.4
Cash and cash equivalents		65.8
Trade and other payables		(27.7)
Current tax liabilities		(11.8)
Borrowings - short-term		(4.0)
Short-term provisions		(3.2)
Deferred income - short-term		(72.3)
Deferred income - long-term		(14.9)
Borrowings - long-term		(288.9)
Other non-current liabilities		(0.7)
Deferred tax liabilities		(2.4)
Net (liabilities)/assets		147.2
Goodwill		0.0
Consideration		0.0
Serena Software, Inc. [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		(462.4)
Intangible assets - purchased		317.7
Intangible assets - other		0.0
Property, plant and equipment		0.0
Other non-current assets		0.0
Deferred tax asset		0.0
Trade and other receivables		0.0
Cash and cash equivalents		0.0
Trade and other payables		0.0
Current tax liabilities		0.0
Borrowings - short-term		0.0
Short-term provisions		0.0
Deferred income - short-term	[2]	3.8
Deferred income - long-term	[2]	0.8
Borrowings - long-term		0.0
Other non-current liabilities		0.0
Deferred tax liabilities	[3]	(109.2)
Net (liabilities)/assets		(249.3)
Goodwill		0.0
Consideration		0.0
Serena Software, Inc. [Member] | Fair Value Adjustments [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		86.1
Serena Software, Inc. [Member] | Fair Value Adjustments [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		210.2
Serena Software, Inc. [Member] | Fair Value Adjustments [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		21.4
Serena Software, Inc. [Member] | Revolving Credit Facility [Member]
Acquisition [Abstract]
Face amount		$ 225.0							$ 375.0
Serena Software, Inc. [Member] | Numis Securities [Member]
Acquisition [Abstract]
Proceeds from private placement				$ 225.7	£ 158.2
Underwritten cost				$ 3.0

[1]	Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Serena;
[2]	Deferred income has been valued taking account of the remaining performance obligations; and
[3]	A deferred tax liability has been established relating to the purchase of intangibles.